Deferred revenue (Tables)	12 Months Ended
Dec. 31, 2021
Contract liabilities [abstract]
Schedule of inputs to model to unwind deferred revenue

Key input	Estimate at year end	Further information
Estimated financing rate over life of arrangement	4.6% - 5.2%	Refer note 5.2
Remaining life of stream	94 years
The starting point for the life of the stream is the approved life-of-mine for the US PGM operations. However, as IFRS 15 requires the constraint on revenue recognition to be considered, it is more prudent to include a portion of resources in the life of stream for the purposes of revenue recognition. This will reduce the chance of having a significant decrease in revenue recognised in the future, when the life-of-mine is updated to include a conversion of resources to reserves. As such, Sibanye-Stillwater management have determined that is it appropriate to include 50% of inferred resources.

Palladium entitlement percentage	4.5%
The palladium entitlement percentage will be either 4.5%, 2.25% or 1% over the life of the mine, depending on whether or not the advance has been fully reduced, and a certain number of contractual ounces have been delivered (375,000 ounces for the first trigger drop down to 2.25%and 550,000 ounces for the second trigger drop down rate to 1%).

Gold entitlement percentage	100%	The gold entitlement percentage will be 100% over the life of the mine.
Monthly cash percentage	18%
The monthly cash payment to be received is 18%, 16%, 14% or 10% of the market price of the metal credit delivery to Wheaton International while the advance is not fully reduced. After the advance has been fully reduced, the cash percentage is 22%, 20%, 18% or 14%. The percentage applicable depends on the investment grade of the Group and its leverage ratio. As long as Sibanye-Stillwater’s current investment grade conditions as stipulated in the contract have been satisfied, the monthly cash percentage decreases if the Group’s leverage ratio increases above 3.5:1. The balance of the ounces in the monthly delivery (i.e. 100%-18%= 82%) is then used to determine the utilisation of the deferred revenue balance.

Commodity prices	Five day simple average calculated the day before delivery	The value of each metal credit delivery is determined in terms of the contract.

Key input		Further information
Estimated financing rate over life of arrangement	11.5%	Refer note 5.2
Remaining life of stream	6 years	The life of the stream was determined by the reserves of the Marikana Easterns' Tailings Dam no.1.
6E PGM entitlement percentage	23.0%	The 6E PGM entitlement percentage ranged from 23% to 38% based on a weighted 6E PGM basket price that was determined monthly.
Monthly cash percentage	20.0%
The monthly cash payment received was a percentage of the 6E PGM weighted basket price, ranging from 16% to 20%, and was based on a weighted 6E PGM basket price that is determined monthly. This cash payment was capped at a minimum of $106 per ounce and a maximum of $280 per ounce.

Commodity prices	Average monthly basket price	The monthly basket price for any calendar month was calculated by dividing the sum of the monthly average value of weighted 6E PGM basket by the total number of ounces for such calendar month.

Schedule of changes in deferred revenue
The following table summarises the changes in deferred revenue:

Figures in million - SA rand	Note	2021	2020	2019
Balance at beginning of the year		6,430	8,167	6,555
Deferred revenue advance received[1]		468	771	2,859
BTT early settlement payment		—	(787)	—
Deferred revenue recognised during the period[2]		(847)	(2,256)	(2,227)
Interest charge	5.2	309	349	352
Loss on BTT early settlement		—	186	—
Deferred revenue recognised on acquisition of subsidiary		—	—	628
Balance at the end of the year		6,360	6,430	8,167
Reconciliation of the non-current and current portion of the deferred revenue:
Deferred revenue		6,360	6,430	8,167
Current portion of deferred revenue		(156)	(67)	(1,271)
Non-current portion of deferred revenue		6,204	6,363	6,896
[1] The amount received for the year ended 31 December 2021 relates to the toll treatment arrangement entered into by Marikana, representing cash receipts of R65 million and the fair value of inventory received of R403 million. The R771 million received relates to the WPL forward platinum sale arrangement entered into on 3 March 2020. The R2,859 million received relates to R1,751 million received on the April 2019 forward gold sale and R1,108 million received on the October 2019 forward gold sale, respectively
2 Revenue recognised during the year of R847 million relates to R447 million recognised on the Wheaton Stream (2020: R344 million, 2019: R414 million) and R400 million recognised on the toll treatment arrangement entered into by Marikana during the year. The remaining revenue recognised for the years ended 31 December 2020 and 2019 relates to R785 million (2019: Rnil) recognised in respect of the WPL forward platinum sale arrangement entered into on 3 March 2020, R1,108 million recognised in respect of the October 2019 forward gold sale arrangement (2019: R1,751 million recognised in respect of the April 2019 forward gold sale arrangement) and R19 million (2019: R62 million) recognised in respect of the BTT, respectively